Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 16, 2022
Entity Registrant Name	Neuberger Berman ETF Trust
Entity Central Index Key	0001506001
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 16, 2022
Document Effective Date	Sep. 17, 2022
Prospectus Date	Sep. 16, 2022